SCHEDULE OF SUBSIDIARIES COMPANY (Details) - HKD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Issued ordinary share capital		$ 138,666,783
Giraffe Financial Holdings Limited [Member]
Place and date of Incorporation	Hong Kong June 24, 2016
Issued ordinary share capital	$ 10,000
Ownership percentage	100.00%
Principal activity	Investment holding
Giraffe Capital Limited [Member]
Place and date of Incorporation	Hong Kong June 28, 2016
Issued ordinary share capital	$ 10,000,000
Ownership percentage	100.00%
Principal activity	Providing advisory services for the company to be listed in the public offerings and advising companies on corporate finance
Giraffe Investment Limited [Member]
Place and date of Incorporation	Hong Kong September 22, 2022
Issued ordinary share capital	$ 100
Ownership percentage	100.00%
Principal activity	Investment holding
Magic Empire Investment Limited [Member]
Place and date of Incorporation	Hong Kong September 22, 2022
Issued ordinary share capital	$ 100
Ownership percentage	100.00%
Principal activity	Investment holding
Giraffe Corporate Services Limited [Member]
Place and date of Incorporation	Hong Kong August 3, 2023
Issued ordinary share capital	$ 100
Ownership percentage	100.00%
Principal activity	Providing corporate services